Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 12,564,637	$ 11,557,506	$ 13,190,838
Post-employment benefits	1,172,727	1,490,716	1,506,108
Share-based payments	13,514,588	15,821,972	13,356,657
Total	$ 27,251,952	$ 28,870,194	$ 28,053,603